Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 25, 2013
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	Feb. 25, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013